Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share Based Compensation [Line Items]
Share-based Payment Arrangement, Cost by Plan [Table Text Block]
Share-based compensation, inclusive of amounts included in inventory, for the periods presented was as follows:

	Years ended December 31,
(in thousands)	2021	2020
Stock options	$416	$580
Restricted stock units	225	—
Restricted stock awards	—	540
PredaSAR options	37	110

Share-based compensation	$678	$1,230

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Years ended December 31,
	2020
	Range
	Low	High
Expected term (in years)	6.25	6.25
Expected volatility	110%	120%
Expected dividend yield	0%	0%
Risk-free interest rate	0.46%	0.56%

Share-based Payment Arrangement, Option, Activity [Table Text Block]

	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2020	115,791	$24.59	$5,763	6.25
Granted	—	—
Exercised	(21,716)	10.90
Forfeited	(17,119)	32.16

Outstanding as of December 31, 2021	76,956	$26.76	$12,797	5.39

Exercisable as of December 31, 2021	58,445	$23.16	$9,929	4.62

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]

	Number of RSUs	Weighted- Average Grant-Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	568,414	83.60
Vested	—	—
Forfeited	(31,788)	89.26

Unvested as of December 31, 2021	536,626	$83.27

Prior to Cancellation Of PredaSAR Plan [Member]
Share Based Compensation [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]	The fair value of the stock options immediately prior to cancellation was estimated using the Black-Scholes option pricing model using the following assumptions:

	Range
	Low	High
Expected term (in years)	5.50	6.01
Expected volatility	105%	105%
Expected dividend yield	0%	0%
Risk-free interest rate	0.95%	0.95%

PredaSAR Plan [Member]
Share Based Compensation [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Year ended December 31,
	2020
	Range
	Low	High
Expected term (in years)	6.25	6.25
Expected volatility	110%	110%
Expected dividend yield	0%	0%
Risk-free interest rate	0.43%	0.65%

Share-based Payment Arrangement, Option, Activity [Table Text Block]
The following table summarizes activity related to stock options granted under the PredaSAR Plan during 2021:

	Number of Options	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2020	1,967	$988.64	$—	9.50
Granted	—	—
Exercised	—	—
Forfeited	(45)	917.25
Cancelled and replaced	(1,922)	990.31

Outstanding as of December 31, 2021	—	$—	$—	—

Exercisable as of December 31, 2021	—	$—	$—	—